Basis of preparation (Tables)	6 Months Ended
Sep. 30, 2022
Basis of preparation
Schedule of impact on consolidated financial statements due to hyperinflation

Six months ended
30 September 2022
€m
Revenue	21
Operating profit	(14)
Profit for the financial period	(40)

Non-current assets	780
Equity	659